Employee benefits liabilities - Disclosure of defined benefit obligation and fair value of related plan assets (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	€ 3,364	€ 3,913
Employee benefit liability	5,312	6,024
Defined benefit plan asset (Note 16)	(967)	(963)
Other provisions for employees
Disclosure of net defined benefit liability (asset) [line items]
Employee benefit liability	981	1,148
Pension benefits
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	1,255	1,460
Employee benefit liability	2,200	2,396
Defined benefit plan asset (Note 16)	(945)	(936)
Health care and life insurance plans
Disclosure of net defined benefit liability (asset) [line items]
Employee benefit liability	1,516	1,700
Other post-employment benefits
Disclosure of net defined benefit liability (asset) [line items]
Employee benefit liability	615	780
Defined Benefit Plans
Disclosure of net defined benefit liability (asset) [line items]
Employee benefit liability	4,331	4,876
Defined benefit plan asset (Note 16)	(967)	(963)
Projected benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	23,241	26,203
Projected benefit obligation | Pension benefits
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	21,132	23,750	€ 23,468
Projected benefit obligation | Health care and life insurance plans
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	1,516	1,700	1,697
Projected benefit obligation | Other post-employment benefits
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	593	753	767
Plan Assets | Pension benefits
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	(20,051)	(22,502)	€ (22,642)
Plan Assets | Other post-employment benefits
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	(321)
Asset ceiling | Pension benefits
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	€ (174)	€ (212)